SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
Summary of share repurchase

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2010	322,200	1,288,800	3.40 -3.81	1,172
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
	8,103,796	32,415,184		11,222